LONG-TERM DEBT - Summary of Long-term Debt (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 22,458,000,000		$ 16,805,000,000
Less: current portion of commercial paper		625,000,000		336,000,000
Current portion of other long-term debt		1,252,000,000		1,476,000,000
Long-term debt		$ 20,581,000,000		14,993,000,000
3.05% debentures due June 19, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.05%	3.05%
2.60% debentures due December 3, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%	2.60%
2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 900,000,000
Borrowings, interest rate	2.05%	2.05%
2.89% debentures due August 14, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.89%	2.89%
3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000
Borrowings, interest rate	3.31%	3.31%
3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600,000,000
Borrowings, interest rate	3.42%	3.42%
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 300,000,000
Borrowings, interest rate	4.85%	4.85%
Bank credit facilities (December 31, 2017 - US$1,839 million; December 31, 2016 - US$905 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,839,000,000		$ 905,000,000
Commercial paper (December 31, 2017 - US$500 million; December 31, 2016 - US$250 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	500,000,000		$ 250,000,000
5.70% due May 15, 2017 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,100,000,000
Borrowings, interest rate	5.70%	5.70%
1.75% due January 15, 2018 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600,000,000
Borrowings, interest rate	1.75%	1.75%
5.90% due February 1, 2018 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 400,000,000
Borrowings, interest rate	5.90%	5.90%
3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings, interest rate	3.45%	3.45%
2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000
Borrowings, interest rate	2.95%	2.95%
3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings, interest rate	3.80%	3.80%
3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600,000,000
Borrowings, interest rate	3.90%	3.90%
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,250,000,000
Borrowings, interest rate	3.85%	3.85%
7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 400,000,000
Borrowings, interest rate	7.20%	7.20%
6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 350,000,000
Borrowings, interest rate	6.45%	6.45%
5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 350,000,000
Borrowings, interest rate	5.85%	5.85%
6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 450,000,000
Borrowings, interest rate	6.50%	6.50%
6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,100,000,000
Borrowings, interest rate	6.25%	6.25%
6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 400,000,000
Borrowings, interest rate	6.75%	6.75%
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Borrowings, interest rate	4.95%	4.95%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 22,597,000,000		16,870,000,000
Gross carrying amount | Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		3,544,000,000		2,758,000,000
Gross carrying amount | 3.05% debentures due June 19, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		500,000,000		500,000,000
Gross carrying amount | 2.60% debentures due December 3, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		500,000,000		500,000,000
Gross carrying amount | 2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		900,000,000		0
Gross carrying amount | 2.89% debentures due August 14, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		1,000,000,000		1,000,000,000
Gross carrying amount | 3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings		1,000,000,000		1,000,000,000
Gross carrying amount | 3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		500,000,000		500,000,000
Gross carrying amount | 3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings		600,000,000		0
Gross carrying amount | 4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings		300,000,000		0
Gross carrying amount | Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		8,844,000,000		6,258,000,000
Gross carrying amount | Bank credit facilities (December 31, 2017 - US$1,839 million; December 31, 2016 - US$905 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		2,300,000,000		1,213,000,000
Gross carrying amount | Commercial paper (December 31, 2017 - US$500 million; December 31, 2016 - US$250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		625,000,000		336,000,000
Gross carrying amount | 5.70% due May 15, 2017 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		0		1,477,000,000
Gross carrying amount | 1.75% due January 15, 2018 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		751,000,000		806,000,000
Gross carrying amount | 5.90% due February 1, 2018 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		501,000,000		537,000,000
Gross carrying amount | 3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		625,000,000		671,000,000
Gross carrying amount | 2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		1,252,000,000		0
Gross carrying amount | 3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		625,000,000		671,000,000
Gross carrying amount | 3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		751,000,000		806,000,000
Gross carrying amount | 3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		1,566,000,000		0
Gross carrying amount | 7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		501,000,000		537,000,000
Gross carrying amount | 6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		438,000,000		470,000,000
Gross carrying amount | 5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		438,000,000		470,000,000
Gross carrying amount | 6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		563,000,000		604,000,000
Gross carrying amount | 6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		1,377,000,000		1,477,000,000
Gross carrying amount | 6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		501,000,000		537,000,000
Gross carrying amount | 4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		939,000,000		0
Gross carrying amount | Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings		13,753,000,000		10,612,000,000
Original issue discounts, net
Disclosure of detailed information about borrowings [line items]
Borrowings		18,000,000		10,000,000
Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 121,000,000		$ 55,000,000